SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Summary of significant assumptions used for estimating fair value of stock options
2015
Suboptimal exercise factor	4.16
Risk-free interest rate	1.49 to 1.74%
Volatility	38.88 to 39.25%
Dividend yield	—
Life of option	6 years

Summary of the Group's share option activity under the option plans

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2017	2,656,244	2.15
Forfeited	(2,296)	1.82
Exercised	(609,224)	2.25

Share options outstanding at December 31, 2017	2,044,724	2.12	1.45	69,500

Share options vested or expected to vest at December 31, 2017	2,026,971	2.09	1.44	68,950

Share options exercisable at December 31, 2017	1,969,391	2.01	1.38	67,148

Summary of the Group's nonvested restricted stock activity

	Number of Restricted Stocks	Weighted Average Grant Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2017	13,540,557	5.20
Granted	493,972	21.78
Forfeited	(174,984)	6.43
Vested	(1,626,768)	4.99
Adjusted	259,793	5.11

Nonvested restricted stocks outstanding at December 31, 2017	12,492,570	5.86